Earnings Per Share	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Earnings per share
15	Earnings per share

(a)
Basic earnings per share is calculated by dividing the profit attributable to owners of the Group by the weighted average number of ordinary shares in issue during the year excluding ordinary shares purchased by the Group.

	Year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Profit attributable to owners of the Company	12,354,114	16,804,380	8,699,369
Weighted average number of ordinary shares in issue (in ’000)	1,104,155	1,181,850	1,145,050

Basic earnings per share (in RMB)	11.19	14.22	7.60

Basic earnings per ADS (in RMB)	5.59	7.11	3.80

(b)
Diluted earnings per share is calculated by adjusting the weighted average number of ordinary shares outstanding to assume conversion of all dilutive potential ordinary shares. For the years ended December 31, 2020, 2021 and 2022 the Group has four categories of potential dilutive ordinary shares: convertible promissory note (refer to Note 34), optionally convertible promissory notes (refer to Note 35), share options and PSUs (refer to Note 43).

For the year ended December 31, 2020, potential ordinary shares issuable upon conversion of optionally convertible promissory notes were not included in the calculation of diluted earnings, as the effect would have been anti-dilutive.
For the year ended December 31, 2021, all four categories of potential dilutive ordinary shares are included in the calculation of diluted earnings per share.
For the year ended December 31, 2022, two categories of potential dilutive ordinary shares are included in the calculation of diluted earnings per share: share options and PSUs. Potential ordinary shares issuable upon conversion of optionally convertible promissory notes and convertible promissory note were not included in the calculation of diluted earnings per share, as the effect would have been anti-dilutive.

	Year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Earnings
Profit attributable to owners of the Company	12,354,114	16,804,380	8,699,369
Interest expense on convertible instruments, net of tax	147,293	1,388,080	—

Net profit used to determine diluted earnings per share	12,501,407	18,192,460	8,699,369

Weighted average number of ordinary shares
Weighted average number of ordinary shares in issue (in ’000)	1,104,155	1,181,850	1,145,050
Adjustments for:
Assumed conversion of convertible instruments (in ’000)	21,874	169,737	—
Assumed exercise of share options and vesting of PSUs (in ’000)	—	8,165	2,318

Weighted average number of ordinary shares for diluted earnings per share (in ’000)	1,126,029	1,359,752	1,147,368

Diluted earnings per share (in RMB)	11.10	13.38	7.58

Diluted earnings per ADS (in RMB)	5.55	6.69	3.79